Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Euro Equivalent the Contractual Amounts of forward Exchange Contracts

The table below summarizes in euro equivalent the contractual amounts of forward exchange contracts used to hedge principally future cash flows from trade receivables and sale orders as at December 31, 2018, 2017 and January 1, 2017.

	31/12/18	31/12/17	01/01/17
U.S. dollars	14,528	21,979	26,670
Euro	11,407	10,226	13,925
British pounds	10,612	11,137	15,860
Japanese yen	2,318	1,692	2,117
Australian dollars	2,129	2,294	2,964
Canadian dollars	1,300	1,338	4,965
Danish kroner	1,086	713	618
Swedish kroner	265	248	421

Total	43,645	49,627	67,540

Summary of Information Regarding the Contract Amount in Estimated Fair Value of All of the Group's Forward Exchange Contacts

The following table presents information regarding the contract amount in euro equivalent amounts and the estimated fair value of all of the Group’s forward exchange contracts. Contracts with net unrealized gains are presented as ‘assets’ and contracts with net unrealized losses are presented as ‘liabilities’.

	31/12/18		31/12/17		01/01/17
	Contract amount	Unrealised gains (losses)	Contract amount	Unrealised gains (losses)	Contract amount	Unrealised gains (losses)

Assets	27,459	218	31,089	339	25,698	223
Liabilities	16,186	(320)	18,538	(267)	41,842	(1,293)

Total	43,645	(102)	49,627	72	67,540	(1,070)